DIVIDNEDS	12 Months Ended
Dec. 31, 2021
Dividends [Abstract]
DIVIDENDS	DIVIDENDS
The following dividends were paid by CI during the year ended December 31, 2021:

Record date	Payment date	Cash dividend per share	Total dividend amount
		$	$
December 31, 2020	January 15, 2021	0.18	37,869
March 31, 2021	April 15, 2021	0.18	36,728
June 30, 2021	July 15, 2021	0.18	36,239
September 30, 2021	October 15, 2021	0.18	35,611
Paid during the year ended December 31, 2021			146,447
The following dividends were declared but not paid as at December 31, 2021:

Record date	Payment date	Cash dividend per share	Total dividend amount
		$	$
December 31, 2021	January 14, 2022	0.18	35,536
March 31, 2022	April 15, 2022	0.18	35,536
Declared and accrued as at December 31, 2021			71,072
The following dividends were paid by CI during the year ended December 31, 2020:

Record date	Payment date	Cash dividend per share	Total dividend amount
		$	$
December 31, 2019	January 15, 2020	0.18	39,971
March 31, 2020	April 15, 2020	0.18	38,995
June 30, 2020	July 15, 2020	0.18	38,574
September 30, 2020	October 15, 2020	0.18	37,773
Paid during the year ended December 31, 2020			155,313
The following dividends were declared but not paid as at December 31, 2020:

Record date	Payment date	Cash dividend per share	Total dividend amount
		$	$
December 31, 2020	January 15, 2021	0.18	37,649
March 31, 2021	April 15, 2021	0.18	37,648
			75,297